SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Seamless Group Inc [Member]
SEGMENTS

6 Segments

	Nine months ended September 30,
	2023	2022
	US$	US$
Revenue
Remittance services
Fiat remittance	18,952,640	19,558,693
ODL remittance	898,921	226,925
Sales of Airtime	19,925,467	20,270,168
Other services	124,938	130,766
	39,901,966	40,186,552
Cost of sales
Remittance services
Sales of Airtime	(8,513,348)	(9,351,816)
Other services	(17,954,058)	(18,951,026)
	(225,087)	(174,486)
	(26,692,493)	(28,477,328)
Gross Profit
Remittance services	11,338,213	10,433,802
Sales of Airtime	1,971,409	1,319,142
Other services	(100,149)	(43,720)
	13,209,473	11,709,224

17 Segments

	Years ended December 31,
	2022	2021
	US$	US$
Revenue
Remittance services	26,714,151	30,196,550
Sales of Airtime	28,501,152	26,985,504
Other services	285,614	319,316
	55,500,917	57,501,370

	Years ended December 31,
	2022	2021
	US$	US$
Cost of sales
Remittance services	(13,268,205)	(14,712,592)
Sales of Airtime	(26,370,613)	(24,682,635)
Other services	(242,129)	(209,114)
	(39,880,947)	(39,604,341)

	Years ended December 31,
	2022	2021
	US$	US$
Gross Profit
Remittance services	13,445,946	15,483,958
Sales of Airtime	2,130,539	2,302,869
Other services	43,485	110,202
	15,619,970	17,897,029

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17	Segments (Continued)

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2022	2021
	US$	US$
Remittance services expense	532,457	405,880
Sales of Airtime	-	-
Other services	-	-
	532,457	405,880

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2022	2021
	US$	US$
Revenue
Hong Kong	8,647,764	8,307,589
Malaysia	36,742,314	46,746,853
Indonesia	10,110,839	2,446,928
	55,500,917	57,501,370

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2022	2021
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	3,647,913	5,897,263
Malaysia	1,276,989	930,515
Indonesia	121,698	-
	5,046,600	6,827,778

Add: Non-disclose items
Investment in an equity security	100,000	100,000
Deferred tax assets	768,617	106,151
Goodwill	27,001,383	19,229,528
Acquired intangible assets	6,467,231	8,007,788
	39,383,831	34,271,245

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17	Segments (Continued)

The following table sets forth the goodwill by reportable segments:

	December 31,
	2022	2021
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	6,307,936
	27,001,383	19,229,528